Operating Segments (Details) - Schedule of Long-Lived Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 250,429	$ 246,630	$ 227,345
US [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	77,120	82,325	76,369
IL [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	158,144	148,819	138,071
Europe [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	7,596	7,885	4,423
JP [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	4,222	4,696	5,543
Other [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 3,347	$ 2,905	$ 2,939